Shareholder Fees - FidelityCapitalAppreciationFund-KPRO	Dec. 30, 2024 USD ($)
FidelityCapitalAppreciationFund-KPRO | Fidelity Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none